POST-EMPLOYMENT BENEFITS - Conciliation of the liabilities of other retirement benefits (Details) - Other post-employment benefit obligations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or totally hedged	R$ 245,457	R$ 225,471
Net Liabilities / (Assets)	245,457	225,471
Net current service cost	5,214	3,679
Net interest cost	14,467	9,651
Actuarial expense / (revenue) recognized in the year	R$ 19,681	R$ 13,330